STATEMENT OF INVESTMENTS
BNY Mellon Insight Core Plus Fund

January 31, 2022 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 97.3%
Advertising - .1%
Lamar Media, Gtd. Notes	3.63	1/15/2031	1,889,000		1,759,859
Aerospace & Defense - 1.0%
The Boeing Company, Sr. Unscd. Notes	2.20	2/4/2026	7,987,000		7,856,431
The Boeing Company, Sr. Unscd. Notes	4.88	5/1/2025	6,702,000		7,220,995
The Boeing Company, Sr. Unscd. Notes	5.81	5/1/2050	791,000		996,532
				16,073,958
Agriculture - .3%
Altria Group, Gtd. Notes	4.80	2/14/2029	247,000		271,801
BAT International Finance, Gtd. Notes	1.67	3/25/2026	1,998,000		1,925,839
Philip Morris International, Sr. Unscd. Notes	1.50	5/1/2025	3,457,000		3,411,875
				5,609,515
Airlines - 1.7%
Air Canada, Sr. Scd. Notes	3.88	8/15/2026	392,000	[a]	383,256
Air Canada Pass Through Trust, Ser. 2020-2, Cl. A	5.25	4/1/2029	1,398,000	[a]	1,513,250
American Airlines, Sr. Scd. Notes	5.50	4/20/2026	2,406,000	[a]	2,467,148
American Airlines, Sr. Scd. Notes	5.75	4/20/2029	1,105,000	[a]	1,133,133
American Airlines Group, Gtd. Notes	5.00	6/1/2022	1,730,000	[a]	1,744,817
American Airlines Pass Through Trust, Ser. 2017-1, Cl. AA	3.65	2/15/2029	156,250		160,769
American Airlines Pass Through Trust, Ser. 2017-2, Cl. AA	3.35	10/15/2029	233,445		236,604
American Airlines Pass Through Trust, Ser. 2019-1, Cl. AA	3.15	2/15/2032	2,073,543		2,072,456
British Airways Pass Through Trust, Ser. 2020-1, Cl. A	4.25	11/15/2032	609,214	[a]	638,714
Delta Air Lines, Sr. Scd. Notes	4.50	10/20/2025	719,000	[a]	746,559
Delta Air Lines, Sr. Scd. Notes	4.75	10/20/2028	2,009,000	[a]	2,146,767
JetBlue Pass Through Trust, Sr. Scd. Notes, Ser. 1A	4.00	11/15/2032	7,430,711		7,924,624
United Airlines, Sr. Scd. Notes	4.38	4/15/2026	424,000	[a]	421,613
United Airlines, Sr. Scd. Notes	4.63	4/15/2029	511,000	[a]	506,496
United Airlines Pass Through Trust, Ser. 2018-1, Cl. B	4.60	3/1/2026	124,508		125,299
United Airlines Pass Through Trust, Ser. 2019-1, Cl. AA	4.15	8/25/2031	975,154		1,056,352

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 97.3% (continued)
Airlines - 1.7% (continued)
United Airlines Pass Through Trust, Ser. 2019-2, Cl. AA	2.70	5/1/2032	2,421,277		2,389,436
United Airlines Pass Through Trust, Ser. 2020-1, Cl. A	5.88	10/15/2027	1,676,636		1,806,552
				27,473,845
Asset-Backed Certificates - 4.4%
Aligned Data Centers Issuer, Ser. 2021-1A, Cl. A2	1.94	8/15/2046	6,392,000	[a]	6,162,858
Blackbird Capital Aircraft, Ser. 2021-1A, Cl. A	2.44	7/15/2046	5,098,531	[a]	4,973,961
CF Hippolyta, Ser. 2020-1, Cl. A1	1.69	7/15/2060	3,316,758	[a]	3,244,428
DataBank Issuer, Ser. 2021-2A, CI. A2	2.40	10/25/2051	4,198,000	[a]	4,115,467
DB Master Finance, Ser. 2021-1A, Cl. A2I	2.05	11/20/2051	4,363,000	[a]	4,281,789
Domino's Pizza Master Issuer, Ser. 2021-1A, Cl. A2I	2.66	4/25/2051	3,497,570	[a]	3,470,799
Flexential Issuer, Ser. 2021-1A, Cl. A2	3.25	11/27/2051	4,035,000	[a]	4,020,715
InStar Leasing III, Ser. 2021-1A, Cl. A	2.30	2/15/2054	1,601,397	[a]	1,577,359
ITE Rail Fund Levered, Ser. 2021-1A, Cl. A	2.25	2/28/2051	1,296,441	[a]	1,275,403
MVW Owner Trust, Ser. 2016-1A, Cl. A	2.25	12/20/2033	24,274	[a]	24,380
New Economy Assets Phase 1 Sponsor, Ser. 2021-1, Cl. A1	1.91	10/20/2061	7,596,000	[a]	7,410,051
PMT Issuer Trust - FMSR, Ser. 2021-FT1, Cl. A, 1 Month LIBOR +3.00%	3.11	3/25/2026	3,714,000	[a,b]	3,709,795
PNMAC FMSR Issuer Trust, Ser. 2018-FT1, Cl. A, 1 Month LIBOR +2.35%	2.46	4/25/2023	125,000	[a,b]	124,420
Purewest Funding, Ser. 2021-1, Cl. A1	4.09	12/22/2036	3,112,133	[a]	3,089,336
Slam, Ser. 2021-1A, Cl. A	2.43	6/15/2046	8,929,718	[a]	8,664,899
SoFi Consumer Loan Program Trust, Ser. 2018-1, Cl. B	3.65	2/25/2027	26,703	[a]	26,806
Textainer Marine Containers VII, Ser. 2021-1A, Cl. A	1.68	2/20/2046	6,463,500	[a]	6,215,588
TIF Funding II, Ser. 2021-1A, Cl. A	1.65	2/20/2046	3,416,017	[a]	3,265,470
VSE VOI Mortgage, Ser. 2016-A, Cl. A	2.54	7/20/2033	42,353	[a]	42,310
Willis Engine Structured Trust IV, Ser. 2018-A, Cl. A	4.75	9/15/2043	847,026	[a]	833,539
Willis Engine Structured Trust VI, Ser. 2021-A, Cl. A	3.10	5/15/2046	4,498,371	[a]	4,369,277
				70,898,650

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 97.3% (continued)
Asset-Backed Certificates/Auto Receivables - .5%
NextGear Floorplan Master Owner Trust, Ser. 2019-1A, Cl. A2	3.21	2/15/2024	2,535,000	[a]	2,537,590
NextGear Floorplan Master Owner Trust, Ser. 2019-2A, Cl. A2	2.07	10/15/2024	2,709,000	[a]	2,730,573
OSCAR US Funding Trust IX, Ser. 2018-2A, Cl. A4	3.63	9/10/2025	1,272,685	[a]	1,284,407
OSCAR US Funding Trust VII, Ser. 2017-2A, Cl. A4	2.76	12/10/2024	159,707	[a]	160,298
OSCAR US Funding Trust VIII, Ser. 2018-1A, Cl. A4	3.50	5/12/2025	1,373,135	[a]	1,389,735
				8,102,603
Asset-Backed Certificates/Student Loans - .5%
Commonbond Student Loan Trust, Ser. 2019-AGS, Cl. A1	2.54	1/25/2047	3,213,288	[a]	3,240,668
DRB Prime Student Loan Trust, Ser. 2017-A, Cl. A2B	2.85	5/27/2042	36,127	[a]	36,400
Laurel Road Prime Student Loan Trust, Ser. 2017-C, Cl. A2B	2.81	11/25/2042	499,965	[a]	503,960
Navient Private Education Refi Loan Trust, Ser. 2021-A, Cl. A	0.84	5/15/2069	947,694	[a]	933,466
Navient Private Education Refi Loan Trust, Ser. 2021-A, Cl. B	2.24	5/15/2069	766,000	[a]	748,381
SMB Private Education Loan Trust, Ser. 2015-C, Cl. A2A	2.75	7/15/2027	219,910	[a]	220,240
SMB Private Education Loan Trust, Ser. 2017-A, Cl. A2A	2.88	9/15/2034	135,554	[a]	136,620
SMB Private Education Loan Trust, Ser. 2017-B, Cl. A2B, 1 Month LIBOR +.75%	0.86	10/15/2035	77,259	[a,b]	77,551
SoFi Professional Loan Program, Ser. 2017-C, Cl. B	3.56	7/25/2040	2,201,000	[a]	2,235,202
				8,132,488
Automobiles & Components - 2.7%
Allison Transmission, Gtd. Notes	3.75	1/30/2031	1,363,000	[a]	1,268,708
Daimler Finance North America, Gtd. Notes	0.75	3/1/2024	11,770,000	[a]	11,559,958
Ford Motor Credit, Sr. Unscd. Notes	2.30	2/10/2025	8,740,000		8,588,929
Ford Motor Credit, Sr. Unscd. Notes	4.54	8/1/2026	3,004,000		3,127,690
General Motors, Sr. Unscd. Notes	6.80	10/1/2027	2,355,000		2,830,001
General Motors Financial, Sr. Unscd. Notes	2.35	1/8/2031	7,880,000		7,378,838
General Motors Financial, Sr. Unscd. Notes	3.60	6/21/2030	4,332,000		4,448,023
Stellantis Finance US, Gtd. Notes	2.69	9/15/2031	1,551,000	[a]	1,470,238
The Goodyear Tire & Rubber Company, Gtd. Notes	5.00	7/15/2029	2,289,000	[a]	2,293,979
				42,966,364

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 97.3% (continued)
Banks - 5.7%
ABN AMRO Bank, Sub. Notes	4.75	7/28/2025	635,000	[a]	680,463
ABN AMRO Bank, Sub. Notes	4.80	4/18/2026	800,000	[a]	864,995
AIB Group, Sr. Unscd. Notes	4.26	4/10/2025	1,504,000	[a]	1,564,634
Bank of America, Sr. Unscd. Notes	3.00	12/20/2023	353,000		358,477
Bank of America, Sr. Unscd. Notes	3.37	1/23/2026	588,000		608,629
Bank of America, Sr. Unscd. Notes	3.42	12/20/2028	1,282,000		1,332,576
Bank of America, Sr. Unscd. Notes	3.50	4/19/2026	1,635,000		1,726,106
Bank of America, Sr. Unscd. Notes	3.71	4/24/2028	230,000		242,386
Bank of America, Sr. Unscd. Notes	3.97	3/5/2029	5,190,000		5,543,194
Bank of America, Sr. Unscd. Notes	4.00	4/1/2024	1,146,000		1,203,939
Citigroup, Jr. Sub. Bonds, Ser. W	4.00	12/10/2025	3,944,000	[c]	3,904,560
Citigroup, Sr. Unscd. Notes	3.89	1/10/2028	2,745,000		2,912,402
Citigroup, Sr. Unscd. Notes	4.65	7/30/2045	2,810,000		3,336,118
Citigroup, Sub. Notes	4.60	3/9/2026	181,000		196,118
Citigroup, Sub. Notes	4.75	5/18/2046	830,000		963,151
Citigroup, Sub. Notes	5.30	5/6/2044	174,000		214,315
Credit Suisse Group, Sr. Unscd. Notes	2.59	9/11/2025	2,867,000	[a]	2,884,627
Credit Suisse Group, Sr. Unscd. Notes	3.09	5/14/2032	722,000	[a]	702,006
Fifth Third Bancorp, Sr. Unscd. Notes	2.38	1/28/2025	3,333,000		3,375,452
HSBC Capital Funding Dollar 1, Gtd. Notes	10.18	6/30/2030	325,000	[a,c]	528,125
HSBC Holdings, Jr. Sub. Notes	4.60	12/17/2030	6,823,000	[c]	6,588,493
HSBC Holdings, Sr. Unscd. Notes	4.95	3/31/2030	2,992,000		3,412,050
ING Groep, Sr. Unscd. Notes	3.55	4/9/2024	4,508,000		4,674,543
JPMorgan Chase & Co., Sr. Unscd. Notes	2.70	5/18/2023	260,000		264,471
JPMorgan Chase & Co., Sr. Unscd. Notes	3.11	4/22/2051	5,290,000		5,104,836
JPMorgan Chase & Co., Sr. Unscd. Notes	3.96	1/29/2027	2,670,000		2,837,277
JPMorgan Chase & Co., Sub. Notes	4.25	10/1/2027	2,360,000		2,571,570
Mizuho Financial Group, Sr. Unscd. Notes, 3 Month LIBOR +.84%	1.08	7/16/2023	3,983,000	[b]	3,994,093
Morgan Stanley, Sr. Unscd. Notes	4.43	1/23/2030	6,852,000		7,575,339
Morgan Stanley, Sub. Notes	4.35	9/8/2026	2,500,000		2,702,624
The Goldman Sachs Group, Sr. Unscd. Notes	3.50	11/16/2026	182,000		189,592
The Goldman Sachs Group, Sr. Unscd. Notes	3.69	6/5/2028	700,000		736,307
The Goldman Sachs Group, Sr. Unscd. Notes	3.81	4/23/2029	1,205,000		1,272,521

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 97.3% (continued)
Banks - 5.7% (continued)
The Goldman Sachs Group, Sr. Unscd. Notes, 3 Month LIBOR +1.60%	1.78	11/29/2023	1,125,000	[b]	1,149,990
The Goldman Sachs Group, Sr. Unscd. Notes, 3 Month LIBOR +1.75%	2.03	10/28/2027	250,000	[b]	262,215
The PNC Financial Services Group, Sr. Unscd. Notes	3.45	4/23/2029	2,091,000		2,228,121
Wells Fargo & Co., Jr. Sub. Notes, Ser. BB	3.90	3/15/2026	6,274,000	[c]	6,218,005
Wells Fargo & Co., Sr. Unscd. Notes	3.00	2/19/2025	3,000,000		3,083,358
Westpac Banking, Sub. Notes	2.67	11/15/2035	4,651,000		4,389,305
				92,396,983
Beverage Products - .5%
Anheuser-Busch InBev Worldwide, Gtd. Notes	4.00	4/13/2028	605,000		656,062
Anheuser-Busch InBev Worldwide, Gtd. Notes	4.50	6/1/2050	2,785,000		3,219,009
Anheuser-Busch InBev Worldwide, Gtd. Notes	4.70	2/1/2036	1,385,000		1,593,564
Anheuser-Busch InBev Worldwide, Gtd. Notes	4.90	2/1/2046	1,800,000		2,133,741
				7,602,376
Building Materials - .9%
CEMEX, Gtd. Notes	3.88	7/11/2031	3,648,000	[a]	3,464,506
CEMEX, Gtd. Notes	5.20	9/17/2030	4,230,000	[a]	4,364,810
CEMEX, Gtd. Notes	7.38	6/5/2027	285,000	[a]	310,928
Masco, Sr. Unscd. Notes	1.50	2/15/2028	3,305,000		3,100,443
Masonite International, Gtd. Notes	3.50	2/15/2030	368,000	[a]	347,979
PGT Innovations, Gtd. Notes	4.38	10/1/2029	850,000	[a]	821,062
SRM Escrow Issuer, Sr. Scd. Notes	6.00	11/1/2028	1,552,000	[a]	1,596,636
				14,006,364
Chemicals - 1.2%
Alpek, Gtd. Notes	3.25	2/25/2031	2,369,000	[a]	2,285,031
Axalta Coating Systems, Gtd. Notes	4.75	6/15/2027	150,000	[a]	154,314
Braskem Idesa, Sr. Scd. Notes	6.99	2/20/2032	3,785,000	[a]	3,762,158
Braskem Idesa, Sr. Scd. Notes	7.45	11/15/2029	2,904,000	[a]	2,983,933
Braskem Netherlands Finance, Gtd. Notes	5.88	1/31/2050	3,383,000	[a,d]	3,691,733
International Flavors & Fragrances, Sr. Unscd. Notes	1.83	10/15/2027	1,245,000	[a]	1,191,047
Orbia Advance, Gtd. Notes	2.88	5/11/2031	3,896,000	[a]	3,724,167
SABIC Capital II, Gtd. Bonds	4.00	10/10/2023	745,000	[a]	775,701
Trinseo Materials Finance, Gtd. Bonds	5.13	4/1/2029	690,000	[a]	697,521
				19,265,605

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 97.3% (continued)
Collateralized Loan Obligations Debt - 4.1%
Antares CLO, Ser. 2017-1A, Cl. BR, 3 Month LIBOR +2.00%	2.25	4/20/2033	275,000	[a,b]	275,136
Arbor Realty Commercial Real Estate CLO, Ser. 2018-FL1, Cl. A, 1 Month LIBOR +1.15%	1.25	6/15/2028	415,000	[a,b]	415,342
Cerberus Loan Funding XXVII CLO, Ser. 2019-2A, Cl. A1, 3 Month LIBOR +1.80%	1.92	1/15/2032	5,000,000	[a,b]	5,014,325
Fortress Credit Opportunities IX CLO, Ser. 2017-9A, Cl. A1TR, 3 Month LIBOR +1.55%	1.67	10/15/2033	1,800,000	[a,b]	1,800,655
Golub Capital Partners CLO, Ser. 2020-47A, Cl. C1, 3 Month LIBOR +3.25%	3.39	5/5/2032	6,030,000	[a,b]	6,028,221
GPMT CLO, Ser. 2019-FL2, Cl. C, 1 Month LIBOR +2.35%	2.46	2/22/2036	6,132,000	[a,b]	6,133,325
IVY Hill Middle Market Credit Fund XII CLO, Ser. 12A, CI. A2AR, 3 Month LIBOR +1.90%	2.15	7/20/2033	340,000	[a,b]	339,999
IVY Hill Middle Market Credit Fund XVIII CLO, Ser. 18A, Cl. A, 3 Month LIBOR +1.50%	1.76	4/22/2033	7,850,000	[a,b]	7,858,713
LoanCore Issuer CLO, Ser. 2018-CRE1, Cl. A, 1 Month LIBOR +1.13%	1.24	5/15/2028	20,932	[a,b]	20,932
MCF IX CLO, Ser. 2019-1A, Cl. A1R, 3 Month TSFR +1.50%	1.50	7/17/2031	4,979,000	[a,b,e]	4,981,489
MF1 CLO, Ser. 2021-FL7, CI. AS, 1 Month LIBOR +1.45%	1.55	10/16/2036	6,578,500	[a,b]	6,535,687
MF1 CLO, Ser. 2022-FL8, Cl. A, 1 Month SOFR +1.35%	1.40	2/19/2037	3,435,500	[a,b]	3,443,285
Neuberger Berman Loan Advisers 47 CLO, Ser. 2022-47A, CI. A, 3 Month TSFR +1.30%	1.30	4/14/2035	6,680,688	[a,b,e]	6,684,028
VCP II CLO, Ser. 2021-2A, Cl. A1, 3 Month LIBOR +1.67%	1.91	4/15/2031	12,500,000	[a,b]	12,507,187
Woodmont CLO, Ser. 2017-3A, Cl. BR, 3 Month LIBOR +2.20%	2.45	4/20/2032	3,500,500	[a,b]	3,502,047
				65,540,371
Commercial & Professional Services - 1.1%
Ashtead Capital, Gtd. Notes	4.00	5/1/2028	1,386,000	[a]	1,435,774
Ashtead Capital, Gtd. Notes	4.25	11/1/2029	200,000	[a]	210,370
Atento Luxco 1, Sr. Scd. Notes	8.00	2/10/2026	1,444,000	[a]	1,527,412
Avis Budget Finance, Gtd. Notes	5.38	3/1/2029	1,777,000	[a,d]	1,783,291
DP World, Sr. Unscd. Notes	6.85	7/2/2037	690,000		865,410
ERAC USA Finance, Gtd. Bonds	4.50	2/15/2045	3,160,000	[a]	3,601,812
ERAC USA Finance, Gtd. Notes	3.85	11/15/2024	1,895,000	[a]	1,986,273

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 97.3% (continued)
Commercial & Professional Services - 1.1% (continued)
Prime Security Services Borrower, Sr. Scd. Notes	3.38	8/31/2027	2,188,000	[a]	2,040,573
Triton Container International, Gtd. Notes	3.15	6/15/2031	4,847,000	[a]	4,763,513
				18,214,428
Commercial Mortgage Pass-Through Certificates - 2.2%
Angel Oak Mortgage Trust I, Ser. 2019-2, Cl. A1	3.63	3/25/2049	87,390	[a]	87,567
Benchmark Mortgage Trust, Ser. 2021-B27, Cl. A5	2.39	7/15/2054	12,119,000		11,945,178
BXHPP Trust, Ser. 2021-FILM, Cl. C, 1 Month LIBOR +1.10%	1.21	8/15/2036	1,181,000	[a,b]	1,171,053
CD Mortgage Trust, Ser. 2017-CD3, Cl. A4	3.63	2/10/2050	4,375,000		4,629,861
CGMS Commercial Mortgage Trust, Ser. 2017-MDRB, Cl. A, 1 Month LIBOR +1.10%	1.21	7/15/2030	6,344	[a,b]	6,331
Citigroup Commercial Mortgage Trust, Ser. 2016-P6, Cl. C	4.21	12/10/2049	67,000		66,171
Commercial Mortgage Trust, Ser. 2015-DC1, Cl. A5	3.35	2/10/2048	2,570,000		2,665,825
Commercial Mortgage Trust, Ser. 2020-CX, Cl. D	2.68	11/10/2046	705,000	[a]	660,902
Houston Galleria Mall Trust, Ser. 2015-HGLR, Cl. A1A2	3.09	3/5/2037	865,000	[a]	871,565
New Residential Mortgage Loan Trust, Ser. 2021-NQ2R, Cl. A1	0.94	10/25/2058	2,373,212	[a]	2,353,603
New Residential Mortgage Loan Trust, Ser. 2022-NQM1, CI. A1	2.28	1/25/2026	8,080,000	[a]	8,079,999
PFP, Ser. 2019-6, Cl. A, 1 Month LIBOR +1.05%	1.16	4/14/2037	818,531	[a,b]	817,603
PNMAC GMSR Issuer Trust, Ser. 2018-GT2, Cl. A, 1 Month LIBOR +2.65%	2.76	8/25/2025	125,000	[a,b]	125,308
The Prudential Home Mortgage Securities Company, Ser. 1994-A, Cl. 5B	6.73	4/28/2024	51	[a]	51
Tricon American Homes Trust, Ser. 2017-SFR2, Cl. A	2.93	1/17/2036	1,621,543	[a]	1,632,120
Verus Securitization Trust, Ser. 2020-1, Cl. A1	2.42	1/25/2060	388,445	[a]	389,096
				35,502,233
Consumer Discretionary - .1%
Lions Gate Capital Holdings, Gtd. Notes	5.50	4/15/2029	2,511,000	[a]	2,500,165
Consumer Staples - .2%
Newell Brands, Sr. Unscd. Notes	4.35	4/1/2023	2,703,000		2,755,087

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 97.3% (continued)
Diversified Financials - 1.6%
AerCap Global Aviation Trust, Gtd. Notes	3.30	1/30/2032	3,705,000		3,620,542
Ally Financial, Gtd. Notes	8.00	11/1/2031	4,581,000		6,215,304
Discover Financial Services, Sr. Unscd. Notes	5.20	4/27/2022	1,825,000		1,845,277
LSEGA Financing, Gtd. Notes	1.38	4/6/2026	3,953,000	[a]	3,807,781
LSEGA Financing, Gtd. Notes	2.50	4/6/2031	1,701,000	[a]	1,655,542
Rocket Mortgage, Gtd. Notes	2.88	10/15/2026	3,372,000	[a]	3,214,730
Synchrony Financial, Sr. Unscd. Notes	2.88	10/28/2031	5,327,000		5,089,439
				25,448,615
Energy - 5.1%
Abu Dhabi Crude Oil Pipeline, Sr. Scd. Bonds	4.60	11/2/2047	535,000	[a]	600,324
Baker Hughes Holdings, Sr. Unscd. Notes	2.06	12/15/2026	2,337,000		2,311,379
Cheniere Energy Partners, Gtd. Notes	3.25	1/31/2032	650,000	[a]	612,492
Ecopetrol, Sr. Unscd. Notes	5.88	5/28/2045	525,000		463,593
EIG Pearl Holdings, Sr. Scd. Bonds	4.39	11/30/2046	5,110,000	[a]	5,099,197
Energy Transfer, Sr. Unscd. Notes	3.75	5/15/2030	1,690,000		1,737,348
Energy Transfer, Sr. Unscd. Notes	4.95	6/15/2028	225,000		248,268
Energy Transfer, Sr. Unscd. Notes	5.00	5/15/2050	1,703,000		1,846,991
Energy Transfer, Sr. Unscd. Notes	5.15	2/1/2043	1,085,000		1,141,662
Enterprise Products Operating, Gtd. Notes	3.30	2/15/2053	2,616,000		2,421,054
Enterprise Products Operating, Gtd. Notes	3.95	1/31/2060	4,261,000		4,261,294
Enterprise Products Operating, Gtd. Notes	5.38	2/15/2078	64,000		62,721
Global Partners, Gtd. Notes	7.00	8/1/2027	725,000		749,643
Howard Midstream Energy Partners, Sr. Unscd. Notes	6.75	1/15/2027	788,000	[a]	809,548
Kinder Morgan, Gtd. Notes	7.75	1/15/2032	2,290,000		3,106,868
Kinder Morgan, Gtd. Notes	8.05	10/15/2030	238,000		312,501
Korea National Oil, Sr. Unscd. Notes	1.75	4/18/2025	1,934,000	[a]	1,918,552
Lundin Energy Finance, Gtd. Notes	3.10	7/15/2031	2,948,000	[a]	2,882,457
Motiva Enterprises, Sr. Unscd. Notes	6.85	1/15/2040	300,000	[a]	351,608
MPLX, Sr. Unscd. Notes	3.50	12/1/2022	595,000		605,862
MPLX, Sr. Unscd. Notes	4.13	3/1/2027	855,000		910,852
MPLX, Sr. Unscd. Notes	4.25	12/1/2027	168,000		180,960
MPLX, Sr. Unscd. Notes	4.90	4/15/2058	535,000		582,129
MPLX, Sr. Unscd. Notes	5.20	3/1/2047	5,127,000		5,948,368
MPLX, Sr. Unscd. Notes	5.20	12/1/2047	1,180,000		1,358,047
NGPL PipeCo, Sr. Unscd. Notes	3.25	7/15/2031	2,644,000	[a]	2,620,958

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 97.3% (continued)
Energy - 5.1% (continued)
NGPL PipeCo, Sr. Unscd. Notes	7.77	12/15/2037	2,180,000	[a]	2,960,039
Parkland, Gtd. Notes	4.50	10/1/2029	4,311,000	[a]	4,152,355
Petrobras Global Finance, Gtd. Notes	5.60	1/3/2031	2,468,000	[d]	2,548,259
Petroleos del Peru, Sr. Unscd. Notes	5.63	6/19/2047	5,412,000	[a]	4,994,383
Petroleos Mexicanos, Gtd. Notes	5.95	1/28/2031	712,000		678,504
Petroleos Mexicanos, Gtd. Notes	6.95	1/28/2060	232,000		199,049
Phillips 66, Gtd. Notes	3.30	3/15/2052	2,046,000		1,917,024
Phillips 66, Gtd. Notes	3.85	4/9/2025	1,636,000		1,723,502
SA Global Sukuk, Sr. Unscd. Notes	1.60	6/17/2026	3,029,000	[a]	2,937,188
SA Global Sukuk, Sr. Unscd. Notes	2.69	6/17/2031	3,218,000	[a]	3,187,268
Saudi Arabian Oil, Sr. Unscd. Notes	2.25	11/24/2030	3,988,000	[a]	3,793,665
Targa Resources Partners, Gtd. Notes	5.00	1/15/2028	1,136,000		1,165,752
Targa Resources Partners, Gtd. Notes	5.50	3/1/2030	4,495,000		4,767,240
The Williams Companies, Sr. Unscd. Debs., Ser. A	7.50	1/15/2031	145,000		191,510
The Williams Companies, Sr. Unscd. Notes	4.50	11/15/2023	980,000		1,026,472
The Williams Companies, Sr. Unscd. Notes	6.30	4/15/2040	920,000		1,181,874
Transcontinental Gas Pipe Line, Sr. Unscd. Notes	3.95	5/15/2050	1,583,000		1,637,876
				82,206,636
Environmental Control - .1%
GFL Environmental, Sr. Scd. Notes	3.50	9/1/2028	1,712,000	[a]	1,614,151
Food Products - 1.6%
Bimbo Bakeries USA, Gtd. Notes	4.00	5/17/2051	2,595,000	[a]	2,696,723
BRF, Sr. Unscd. Notes	4.88	1/24/2030	1,853,000	[a]	1,823,371
JBS Finance Luxembourg, Gtd. Notes	3.63	1/15/2032	1,477,000	[a]	1,403,571
JBS USA Finance, Gtd. Notes	3.75	12/1/2031	368,000	[a]	359,657
Kraft Heinz Foods, Gtd. Notes	5.50	6/1/2050	1,351,000		1,674,088
MARB BondCo, Gtd. Bonds	3.95	1/29/2031	3,199,000	[a]	2,936,650
NBM US Holdings, Gtd. Notes	6.63	8/6/2029	1,525,000	[a]	1,639,421
SEG Holding, Sr. Scd. Notes	5.63	10/15/2028	382,000	[a]	398,271
Sysco, Gtd. Notes	3.15	12/14/2051	2,044,000		1,863,095
The Fresh Market, Sr. Scd. Notes	9.75	5/1/2023	3,742,000	[a]	3,821,798
The J.M. Smucker Company, Sr. Unscd. Notes	4.25	3/15/2035	6,000,000		6,722,049
The Kroger Company, Sr. Unscd. Notes	5.40	1/15/2049	209,000		271,794
				25,610,488
Foreign Governmental - .9%
Colombia, Sr. Unscd. Notes	3.25	4/22/2032	1,166,000		994,015
Egypt, Sr. Unscd. Notes	5.88	2/16/2031	2,610,000	[a,d]	2,212,706

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 97.3% (continued)
Foreign Governmental - .9% (continued)
Egypt, Sr. Unscd. Notes	7.63	5/29/2032	1,356,000	[a]	1,222,453
Mexico, Sr. Unscd. Notes	5.00	4/27/2051	2,784,000		2,967,299
Oman, Sr. Unscd. Notes	7.00	1/25/2051	2,310,000	[a]	2,330,074
Qatar, Sr. Unscd. Notes	5.10	4/23/2048	1,345,000		1,741,304
Ukraine, Sr. Unscd. Notes	7.25	3/15/2033	2,223,000	[a]	1,873,495
Ukraine, Sr. Unscd. Notes	7.38	9/25/2032	1,255,000	[a]	1,065,018
				14,406,364
Forest Products & Paper - .3%
Inversiones CMPC, Gtd. Notes	3.85	1/13/2030	3,149,000	[a]	3,190,142
Suzano Austria GmbH, Gtd. Notes	3.75	1/15/2031	1,516,000		1,476,811
				4,666,953
Health Care - 3.8%
AbbVie, Sr. Unscd. Notes	3.20	5/14/2026	4,425,000		4,579,770
AbbVie, Sr. Unscd. Notes	4.05	11/21/2039	2,088,000		2,253,485
Aetna, Sr. Unscd. Notes	2.80	6/15/2023	2,640,000		2,688,476
Alcon Finance, Gtd. Notes	2.60	5/27/2030	4,057,000	[a]	3,979,267
Alcon Finance, Gtd. Notes	3.80	9/23/2049	3,237,000	[a]	3,387,463
Astrazeneca Finance, Gtd. Notes	1.75	5/28/2028	3,277,000		3,171,798
Bausch Health, Gtd. Notes	5.00	1/30/2028	223,000	[a]	188,386
Bausch Health, Gtd. Notes	5.00	2/15/2029	121,000	[a]	97,585
Bausch Health, Gtd. Notes	5.25	2/15/2031	2,432,000	[a]	1,939,520
Bausch Health, Gtd. Notes	5.25	1/30/2030	1,883,000	[a]	1,516,314
Bausch Health, Gtd. Notes	6.25	2/15/2029	375,000	[a]	317,888
Bausch Health, Sr. Scd. Notes	4.88	6/1/2028	551,000	[a]	523,544
Bausch Health, Sr. Scd. Notes	5.75	8/15/2027	2,451,000	[a]	2,462,753
Bayer US Finance II, Gtd. Notes	4.63	6/25/2038	1,807,000	[a]	2,011,844
CommonSpirit Health, Sr. Scd. Bonds	2.78	10/1/2030	2,605,000		2,605,269
CVS Health, Sr. Unscd. Notes	1.30	8/21/2027	2,627,000		2,475,333
CVS Health, Sr. Unscd. Notes	3.25	8/15/2029	1,963,000		2,027,226
CVS Health, Sr. Unscd. Notes	4.25	4/1/2050	1,660,000		1,856,448
CVS Health, Sr. Unscd. Notes	4.30	3/25/2028	355,000		387,371
CVS Health, Sr. Unscd. Notes	5.05	3/25/2048	700,000		859,096
DaVita, Gtd. Notes	3.75	2/15/2031	5,021,000	[a]	4,621,755
Medtronic, Gtd. Notes	4.63	3/15/2045	202,000		247,559
Organon & Co., Sr. Scd. Notes	4.13	4/30/2028	400,000	[a]	394,554
Organon & Co., Sr. Unscd. Notes	5.13	4/30/2031	200,000	[a]	200,347
Royalty Pharma, Gtd. Notes	2.15	9/2/2031	2,258,000		2,066,294
Royalty Pharma, Gtd. Notes	2.20	9/2/2030	4,242,000		3,931,986
STERIS Irish FinCo Unlimited, Gtd. Notes	2.70	3/15/2031	1,724,000		1,678,152
Takeda Pharmaceutical, Sr. Unscd. Notes	3.18	7/9/2050	2,898,000		2,677,214
Takeda Pharmaceutical, Sr. Unscd. Notes	5.00	11/26/2028	1,611,000		1,840,979

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 97.3% (continued)
Health Care - 3.8% (continued)
UnitedHealth Group, Sr. Unscd. Notes	3.05	5/15/2041	2,964,000		2,902,581
UnitedHealth Group, Sr. Unscd. Notes	4.75	7/15/2045	1,735,000		2,115,333
				62,005,590
Industrial - .7%
Eaton, Gtd. Notes	3.10	9/15/2027	4,300,000		4,483,931
Hillenbrand, Gtd. Notes	3.75	3/1/2031	764,000		732,798
Penske Truck Leasing, Sr. Unscd. Notes	1.20	11/15/2025	5,970,000	[a]	5,735,770
Sydney Airport Finance, Sr. Scd. Notes	3.38	4/30/2025	70,000	[a]	72,625
				11,025,124
Information Technology - .8%
Oracle, Sr. Unscd. Notes	2.65	7/15/2026	975,000		981,882
Oracle, Sr. Unscd. Notes	3.60	4/1/2040	9,033,000		8,373,030
Vmware, Sr. Unscd. Notes	2.20	8/15/2031	3,657,000		3,418,152
				12,773,064
Insurance - 3.2%
Allianz, Jr. Sub. Bonds	3.20	10/30/2027	1,800,000	[a,c]	1,667,250
Allianz, Jr. Sub. Notes	3.50	11/17/2025	1,600,000	[a,c]	1,574,000
American International Group, Jr. Sub. Debs.	8.18	5/15/2058	2,825,000		4,101,180
American International Group, Sr. Unscd. Notes	4.38	6/30/2050	4,150,000		4,852,966
Berkshire Hathaway Finance, Gtd. Notes	4.20	8/15/2048	2,800,000		3,204,779
Jackson National Life Global Funding, Scd. Notes	1.75	1/12/2025	4,774,000	[a]	4,737,914
Massachusetts Mutual Life Insurance, Sub. Notes	3.38	4/15/2050	2,673,000	[a]	2,679,648
Massachusetts Mutual Life Insurance, Sub. Notes	4.90	4/1/2077	179,000	[a]	218,135
MetLife, Jr. Sub. Bonds	9.25	4/8/2038	6,360,000	[a]	9,420,832
MetLife, Jr. Sub. Debs.	6.40	12/15/2036	3,862,000		4,611,261
Pricoa Global Funding I, Scd. Notes	2.45	9/21/2022	150,000	[a]	151,591
Principal Financial Group, Gtd. Bonds, 3 Month LIBOR +3.04%	3.20	5/15/2055	3,110,000	[b]	3,054,046
Prudential Financial, Jr. Sub. Notes	5.63	6/15/2043	7,145,000		7,399,217
Prudential Financial, Jr. Sub. Notes	5.70	9/15/2048	264,000		288,326
The Allstate, Jr. Sub. Bonds	6.50	5/15/2057	2,325,000		2,985,870
				50,947,015
Internet Software & Services - .3%
Amazon.com, Sr. Unscd. Notes	4.05	8/22/2047	2,883,000		3,284,245
Cablevision Lightpath, Sr. Scd. Notes	3.88	9/15/2027	200,000	[a]	187,956

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 97.3% (continued)
Internet Software & Services - .3% (continued)
Prosus, Sr. Unscd. Notes	3.26	1/19/2027	1,820,000	[a]	1,819,213
				5,291,414
Materials - .7%
Ardagh Metal Packaging Finance USA, Sr. Unscd. Notes	4.00	9/1/2029	797,000	[a]	760,533
Berry Global, Sr. Scd. Notes	0.95	2/15/2024	6,604,000		6,504,346
LABL, Sr. Scd. Notes	5.88	11/1/2028	1,240,000	[a]	1,229,925
Sealed Air, Sr. Scd. Notes	1.57	10/15/2026	3,734,000	[a]	3,566,183
				12,060,987
Media - 2.6%
AMC Networks, Gtd. Notes	4.25	2/15/2029	6,494,000		6,256,385
CCO Holdings, Sr. Unscd. Notes	4.25	2/1/2031	398,000	[a]	380,385
CCO Holdings, Sr. Unscd. Notes	4.50	8/15/2030	5,980,000	[a]	5,840,307
Charter Communications Operating, Sr. Scd. Notes	5.38	5/1/2047	1,446,000		1,602,322
Charter Communications Operating, Sr. Scd. Notes	5.75	4/1/2048	4,289,000		4,938,000
Comcast, Gtd. Notes	4.15	10/15/2028	55,000		60,599
CSC Holdings, Gtd. Notes	3.38	2/15/2031	2,801,000	[a]	2,448,970
CSC Holdings, Gtd. Notes	4.13	12/1/2030	1,875,000	[a]	1,719,141
CSC Holdings, Gtd. Notes	6.50	2/1/2029	2,408,000	[a]	2,511,664
CSC Holdings, Sr. Unscd. Notes	7.50	4/1/2028	1,250,000	[a]	1,294,525
Radiate Holdco, Sr. Scd. Notes	4.50	9/15/2026	488,000	[a]	470,974
Scripps Escrow II, Sr. Scd. Notes	3.88	1/15/2029	266,000	[a]	254,277
Sky, Gtd. Notes	3.75	9/16/2024	3,030,000	[a]	3,184,631
UPC Broadband Finco, Sr. Scd. Notes	4.88	7/15/2031	4,750,000	[a]	4,713,639
ViacomCBS, Jr. Sub. Debs.	5.88	2/28/2057	2,890,000		2,873,050
ViacomCBS, Sr. Unscd. Notes	4.20	5/19/2032	2,657,000		2,887,095
Virgin Media Finance, Gtd. Notes	5.00	7/15/2030	397,000	[a]	374,959
				41,810,923
Metals & Mining - .9%
AngloGold Ashanti Holdings, Gtd. Notes	3.75	10/1/2030	2,163,000		2,127,321
Corp. Nacional del Cobre de Chile, Sr. Unscd. Notes	3.15	1/15/2051	2,174,000	[a,d]	1,877,820
Glencore Funding, Gtd. Bonds	4.63	4/29/2024	1,170,000	[a]	1,237,310
Newcrest Finance, Gtd. Notes	3.25	5/13/2030	1,171,000	[a]	1,191,425
Teck Resources, Sr. Unscd. Notes	6.13	10/1/2035	3,096,000		3,822,725
Vale Overseas, Gtd. Notes	6.88	11/21/2036	1,975,000		2,519,132
Yamana Gold, Gtd. Notes	2.63	8/15/2031	2,341,000		2,215,241
				14,990,974
Municipal Securities - .4%
California, GO (Build America Bond)	7.55	4/1/2039	270,000		433,008

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 97.3% (continued)
Municipal Securities - .4% (continued)
California, GO (Build America Bonds)	7.30	10/1/2039	3,705,000		5,621,838
New York City, GO (Build America Bonds) Ser. D	5.99	12/1/2036	980,000		1,261,306
				7,316,152
Real Estate - 2.4%
Crown Castle International, Sr. Unscd. Notes	1.05	7/15/2026	15,830,000		14,949,471
Extra Space Storage, Gtd. Notes	2.35	3/15/2032	1,582,000		1,485,699
GLP Capital, Gtd. Notes	3.25	1/15/2032	1,100,000		1,064,355
Iron Mountain, Gtd. Notes	4.88	9/15/2029	1,885,000	[a]	1,863,483
Iron Mountain, Gtd. Notes	5.00	7/15/2028	312,000	[a]	312,017
Iron Mountain, Gtd. Notes	5.25	7/15/2030	1,816,000	[a]	1,806,293
Realogy Group, Gtd. Notes	5.75	1/15/2029	1,963,000	[a]	1,931,926
SBA Tower Trust, Asset Backed Notes	2.59	10/15/2031	3,251,000	[a]	3,243,977
Scentre Group Trust 2, Gtd. Bonds	4.75	9/24/2080	9,348,000	[a]	9,605,070
Simon Property Group, Sr. Unscd. Notes	3.50	9/1/2025	2,040,000		2,142,683
WEA Finance, Gtd. Notes	4.63	9/20/2048	148,000	[a,d]	149,103
				38,554,077
Retailing - .3%
Asbury Automotive Group, Gtd. Notes	4.63	11/15/2029	2,174,000	[a]	2,143,042
Lowe's, Sr. Unscd. Notes	2.80	9/15/2041	1,531,000		1,399,878
Murphy Oil USA, Gtd. Notes	3.75	2/15/2031	643,000	[a,d]	606,995
				4,149,915
Semiconductors & Semiconductor Equipment - 1.5%
Broadcom, Gtd. Notes	3.75	2/15/2051	1,103,000	[a,d]	1,064,617
Broadcom, Gtd. Notes	4.15	11/15/2030	6,890,000		7,338,595
Broadcom, Sr. Unscd. Notes	3.19	11/15/2036	6,703,000	[a]	6,377,472
Broadcom, Sr. Unscd. Notes	3.47	4/15/2034	5,975,000	[a]	5,927,127
Micron Technology, Sr. Unscd. Notes	2.70	4/15/2032	1,175,000		1,125,203
NXP Funding, Gtd. Notes	4.30	6/18/2029	1,708,000	[a]	1,857,653
				23,690,667
Technology Hardware & Equipment - 1.3%
Dell International, Gtd. Notes	3.45	12/15/2051	3,797,000	[a]	3,347,032
Dell International, Sr. Unscd. Notes	5.85	7/15/2025	1,233,000		1,371,852
Dell International, Sr. Unscd. Notes	6.02	6/15/2026	1,265,000		1,436,695
Dell International, Sr. Unscd. Notes	8.35	7/15/2046	550,000		869,925
Hewlett Packard Enterprise, Sr. Unscd. Notes	4.40	10/15/2022	900,000		917,151
HP, Sr. Unscd. Notes	1.45	6/17/2026	11,797,000		11,353,857
Kyndryl Holdings, Sr. Unscd. Notes	2.05	10/15/2026	1,104,000	[a]	1,056,541

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 97.3% (continued)
Technology Hardware & Equipment - 1.3% (continued)
Western Digital, Sr. Unscd. Notes	2.85	2/1/2029	1,048,000		1,012,986
				21,366,039
Telecommunication Services - 2.3%
AT&T, Sr. Unscd. Bonds	4.90	8/15/2037	1,065,000		1,234,461
AT&T, Sr. Unscd. Notes	3.55	9/15/2055	16,331,000		15,453,075
AT&T, Sr. Unscd. Notes	5.45	3/1/2047	3,190,000		3,996,771
Frontier Communications Holdings, Sr. Scd. Notes	5.00	5/1/2028	1,271,000	[a]	1,261,194
Frontier Communications Holdings, Sr. Scd. Notes	5.88	10/15/2027	166,000	[a]	171,197
Kenbourne Invest, Gtd. Notes	4.70	1/22/2028	3,072,000	[a]	2,956,600
Telefonica Emisiones, Gtd. Notes	5.21	3/8/2047	1,010,000		1,176,517
T-Mobile USA, Sr. Scd. Notes	2.40	3/15/2029	2,093,000	[a]	2,027,384
Verizon Communications, Sr. Unscd. Notes	2.55	3/21/2031	3,008,000		2,939,710
Verizon Communications, Sr. Unscd. Notes	3.55	3/22/2051	4,435,000		4,466,959
Verizon Communications, Sr. Unscd. Notes	4.02	12/3/2029	2,045,000		2,223,445
				37,907,313
Transportation - .4%
Canadian Pacific Railway, Gtd. Notes	2.45	12/2/2031	3,142,000		3,088,260
Simpar Europe, Gtd. Notes	5.20	1/26/2031	3,614,000	[a]	3,207,750
Union Pacific, Sr. Unscd. Notes	3.84	3/20/2060	98,000		105,596
				6,401,606
U.S. Government Agencies Collateralized Mortgage Obligations - .5%
Federal Home Loan Mortgage Corp., REMIC, Ser. 5010, Cl. EA	1.00	8/15/2047	7,644,415	[f]	7,476,758
U.S. Government Agencies Mortgage-Backed - 9.7%
Federal Home Loan Mortgage Corp.:
1.50%, 2/1/2036			12,458,915	[f]	12,278,428
2.00%, 9/1/2050			9,296,708	[f]	9,089,333
2.50%, 7/1/2050			3,838,146	[f]	3,840,122
3.00%, 9/1/2047-3/1/2050			8,392,571	[f]	8,627,252
3.50%, 8/1/2046			4,639,446	[f]	4,924,295
Federal National Mortgage Association:
1.50%, 10/1/2035-11/1/2040			22,354,845	[f]	21,699,530
2.00%, 7/1/2050-9/1/2050			7,894,779	[f]	7,720,868
2.50%, 9/1/2050-4/1/2051			11,766,497	[f]	11,765,520
3.00%, 10/1/2030-11/1/2049			21,642,000	[f]	22,459,288
3.50%, 5/1/2045-12/1/2047			14,896,261	[f]	15,749,625
4.50%, 8/1/2048-1/1/2049			4,970,562	[f]	5,332,582
Government National Mortgage Association II:
2.00%, 10/20/2050			8,763,351		8,676,898

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 97.3% (continued)
U.S. Government Agencies Mortgage-Backed - 9.7% (continued)
2.50%, 11/20/2046-10/20/2050			12,682,031		12,790,932
3.00%, 8/20/2046-12/20/2048			7,945,409		8,200,136
4.00%, 1/20/2048			1,063,356		1,126,193
4.50%, 7/20/2048			2,165,503		2,296,717
				156,577,719
U.S. Treasury Securities - 24.0%
U.S. Treasury Bonds	1.13	5/15/2040	81,716,800		68,970,895
U.S. Treasury Bonds	1.25	5/15/2050	4,674,400		3,803,245
U.S. Treasury Bonds	1.38	8/15/2050	25,891,100		21,736,388
U.S. Treasury Bonds	1.63	11/15/2050	6,345,500		5,665,590
U.S. Treasury Bonds	1.75	8/15/2041	15,899,500		14,811,378
U.S. Treasury Bonds	1.88	2/15/2051	42,952,600		40,694,233
U.S. Treasury Bonds	1.88	2/15/2041	4,585,900		4,372,906
U.S. Treasury Bonds	2.38	5/15/2051	3,899,800		4,129,523
U.S. Treasury Bonds	3.13	8/15/2044	641,500		748,951
U.S. Treasury Bonds	3.13	2/15/2042	59,011,800		68,421,416
U.S. Treasury Notes	0.50	4/30/2027	32,955,000		31,097,419
U.S. Treasury Notes	0.50	8/31/2027	2,173,000		2,038,036
U.S. Treasury Notes	0.75	8/31/2026	7,467,900		7,190,479
U.S. Treasury Notes	0.88	9/30/2026	5,020,200		4,856,847
U.S. Treasury Notes	1.13	2/15/2031	8,696,700	[d]	8,238,425
U.S. Treasury Notes	1.25	8/15/2031	49,827,400		47,557,917
U.S. Treasury Notes	1.25	12/31/2026	3,560,000	[d]	3,499,925
U.S. Treasury Notes	1.38	12/31/2028	4,285,000	[d]	4,182,897
U.S. Treasury Notes	1.38	11/15/2031	13,997,300	[d]	13,488,804
U.S. Treasury Notes	1.38	10/31/2028	2,369,000		2,313,477
U.S. Treasury Notes	1.63	9/30/2026	7,133,900		7,145,325
U.S. Treasury Notes	1.63	5/15/2031	19,860,000		19,625,714
U.S. Treasury Notes	2.38	4/30/2026	2,913,700		3,010,330
				387,600,120
Utilities - 4.7%
AES Andes, Jr. Sub. Notes	6.35	10/7/2079	3,750,000	[a]	3,821,250
AES Panama Generation Holdings, Sr. Scd. Notes	4.38	5/31/2030	2,032,000	[a]	2,025,213
Ameren, Sr. Unscd. Notes	1.75	3/15/2028	3,952,000		3,744,201
American Electric Power, Jr. Sub. Notes	2.03	3/15/2024	2,528,000		2,532,492
Arizona Public Service, Sr. Unscd. Notes	4.25	3/1/2049	4,338,000		4,731,908
Baltimore Gas & Electric, Sr. Unscd. Notes	2.25	6/15/2031	5,026,000		4,897,340
Black Hills, Sr. Unscd. Notes	3.88	10/15/2049	1,774,000		1,834,916
Black Hills, Sr. Unscd. Notes	4.25	11/30/2023	100,000		104,190

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 97.3% (continued)
Utilities - 4.7% (continued)
CMS Energy, Jr. Sub. Notes	3.75	12/1/2050	1,186,000		1,135,432
Consolidated Edison Company of New York, Sr. Unscd. Debs., Ser. 20B	3.95	4/1/2050	1,753,000		1,914,061
Consorcio Transmantaro, Sr. Unscd. Notes	4.70	4/16/2034	730,000	[a]	785,783
Constellation Energy Generation, Sr. Unscd. Notes	6.25	10/1/2039	355,000		433,211
Consumers Energy, First Mortgage Bonds	2.50	5/1/2060	2,474,000		2,033,754
Duke Energy, Sr. Unscd. Notes	3.15	8/15/2027	355,000		368,917
Duke Energy Carolinas, First Mortgage Bonds	3.95	11/15/2028	4,445,000		4,860,125
Edison International, Jr. Sub. Bonds, Ser. A	5.38	3/15/2026	4,365,000	[c]	4,433,203
Edison International, Sr. Unscd. Notes	3.55	11/15/2024	1,484,000		1,542,875
Entergy, Sr. Unscd. Notes	2.80	6/15/2030	1,719,000		1,692,385
Evergy Metro, Sr. Scd. Notes	4.20	6/15/2047	167,000		188,953
Exelon, Sr. Unscd. Notes	3.40	4/15/2026	91,000		95,468
Exelon, Sr. Unscd. Notes	4.05	4/15/2030	5,833,000		6,314,363
FirstEnergy, Sr. Unscd. Notes, Ser. C	5.10	7/15/2047	1,379,000		1,503,033
IPALCO Enterprises, Sr. Scd. Notes	4.25	5/1/2030	1,814,000		1,924,147
Jersey Central Power & Light, Sr. Unscd. Notes	2.75	3/1/2032	1,810,000	[a]	1,785,721
Kentucky Utilities, First Mortgage Bonds	4.38	10/1/2045	1,210,000		1,377,463
Light Servicos de Eletricidade, Gtd. Notes	4.38	6/18/2026	4,082,000	[a]	4,038,833
Louisville Gas & Electric, First Mortgage Bonds	4.38	10/1/2045	1,410,000		1,607,728
NiSource, Jr. Sub. Bonds	5.65	6/15/2023	134,000	[c]	137,015
NiSource, Sr. Unscd. Notes	3.60	5/1/2030	1,297,000		1,363,630
Pacific Gas & Electric, First Mortgage Bonds	2.10	8/1/2027	2,060,000		1,943,828
Pacific Gas & Electric, First Mortgage Bonds	3.50	8/1/2050	2,598,000		2,218,454
Piedmont Natural Gas, Sr. Unscd. Notes	3.50	6/1/2029	3,262,000		3,412,827
Puget Energy, Sr. Scd. Notes	2.38	6/15/2028	1,709,000		1,651,883
Rochester Gas & Electric, First Mortgage Bonds	3.10	6/1/2027	1,969,000	[a]	2,051,061
Sierra Pacific Power, Mortgage Notes, Ser. P	6.75	7/1/2037	550,000		773,590
Southern Co. Gas Capital, Gtd. Notes	3.95	10/1/2046	98,000		101,709
Southern Co. Gas Capital, Gtd. Notes	4.40	5/30/2047	211,000		234,845

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 97.3% (continued)
Utilities - 4.7% (continued)
The Cleveland Electric Illuminating Company, Sr. Unscd. Notes	3.50	4/1/2028	150,000	[a]	155,455
Vistra, Jr. Sub. Notes	7.00	12/15/2026	875,000	[a,c]	871,898
				76,643,160
Total Bonds and Notes (cost $1,584,133,510)			1,571,342,718

Floating Rate Loan Interests - .4%
Consumer Discretionary - .2%
19th Holdings Golf, Term Loan, 3 Month LIBOR +3.75%	3.75	1/27/2029	2,520,000	[b]	2,513,700
Insurance - .2%
Asurion, New Term Loan B-8, 1 Month LIBOR +3.25%	3.36	12/23/2026	4,000,000	[b]	3,976,000
Total Floating Rate Loan Interests (cost $6,517,400)			6,489,700
Description	1-Day Yield (%)		Shares		Value ($)
Investment Companies - 2.1%
Registered Investment Companies - 2.1%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $34,284,078)	0.09		34,284,078	[g]	34,284,078

Investment of Cash Collateral for Securities Loaned - .8%
Registered Investment Companies - .8%
Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares (cost $12,019,146)	0.09		12,019,146	[g]	12,019,146
Total Investments (cost $1,636,954,134)			100.6%	1,624,135,642
Liabilities, Less Cash and Receivables			(0.6%)	(9,786,946)
Net Assets			100.0%	1,614,348,696

GO—General Obligation

LIBOR—London Interbank Offered Rate

REMIC—Real Estate Mortgage Investment Conduit

SOFR—Secured Overnight Financing Rate

TSFR—Term SOFR (Secured Overnight Financing Rate) Reference Rates

a Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2022, these securities were valued at $478,009,602 or 29.61% of net assets.

b Variable rate security—interest rate resets periodically and rate shown is the interest rate in effect at period end. Security description also includes the reference rate and spread if published and available.

c Security is a perpetual bond with no specified maturity date. Maturity date shown is next reset date of the bond.

d Security, or portion thereof, on loan. At January 31, 2022, the value of the fund’s securities on loan was $29,044,056 and the value of the collateral was $29,939,082, consisting of cash collateral of $12,019,146 and U.S. Government & Agency securities

STATEMENT OF INVESTMENTS (Unaudited) (continued)

valued at $17,919,936. In addition, the value of collateral may include pending sales that are also on loan.

e Security purchased on a when-issued or delayed basis for which the fund has not taken delivery as of January 31, 2022.

f The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

g Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF FUTURES
BNY Mellon Insight Core Plus Fund

January 31, 2022 (Unaudited)

Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized Appreciation (Depreciation) ($)
Futures Long
U.S. Treasury 5 Year Notes	10	3/31/2022	1,195,328	1,192,031	(3,297)
U.S. Treasury Long Bond	460	3/22/2022	73,743,542	71,587,500	(2,156,042)
Futures Short
U.S. Treasury 10 Year Notes	179	3/22/2022	22,834,910	22,906,406	(71,496)
U.S. Treasury Ultra Long Bond	732	3/22/2022	142,723,073	138,302,250	4,420,823
Ultra 10 Year U.S. Treasury Notes	1,533	3/22/2022	221,737,454	218,955,523	2,781,931
Gross Unrealized Appreciation				7,202,754
Gross Unrealized Depreciation				(2,230,835)

See notes to financial statements.

STATEMENT OF INVESTMENTS
BNY Mellon Insight Core Plus Fund

January 31, 2022 (Unaudited)

The following is a summary of the inputs used as of January 31, 2022 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Asset-Backed Securities	-	87,133,741	-	87,133,741
Collateralized Loan Obligations	-	65,540,371	-	65,540,371
Commercial Mortgage-Backed	-	35,502,233	-	35,502,233
Corporate Bonds	-	809,789,260	-	809,789,260
Floating Rate Loan Interests	-	6,489,700	-	6,489,700
Foreign Governmental	-	14,406,364	-	14,406,364
Investment Companies	46,303,224	-	-	46,303,224
Municipal Securities	-	7,316,152	-	7,316,152
U.S. Government Agencies Collateralized Mortgage Obligations	-	7,476,758	-	7,476,758
U.S. Government Agencies Mortgage-Backed	-	156,577,719	-	156,577,719
U.S. Treasury Securities	-	387,600,120	-	387,600,120
Other Financial Instruments:
Futures††	7,202,754	-	-	7,202,754
Liabilities ($)
Other Financial Instruments:
Futures††	(2,230,835)	-	-	(2,230,835)

† See Statement of Investments for additional detailed categorizations, if any.

†† Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in debt securities, excluding short-term investments (other than U.S. Treasury Bills), financial futures, options and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by one or more independent pricing services (each, a “Service”) approved by the fund's Board (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of a Service are valued at the mean between the quoted bid prices (as obtained by a Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

Each Service and independent valuation firm is engaged under the general oversight of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Options traded over-the-counter (“OTC”) are valued at the mean between the bid and asked price and are generally categorized within Level 2 of the fair value hierarchy. Investments in swap transactions are valued each business day by the Service. Swaps are valued by the Service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy.

Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

Floating Rate Loan Interests: Floating rate instruments are loans and other securities with interest rates that adjust or “float” periodically. Floating rate loans are made by banks and other financial institutions to their corporate clients. The rates of interest on the loans adjust periodically by reference to a base lending rate, such as the London Interbank Offered Rate (“LIBOR”) plus a premium or credit spread. Floating rate loans reset on periodic set dates, typically 30 to 90 days, but not to exceed one year. The fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at January 31, 2022 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default.

At January 31, 2022, accumulated net unrealized depreciation on investments was $12,818,492, consisting of $25,281,048 gross unrealized appreciation and $38,099,540 gross unrealized depreciation.

At January 31, 2022, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.